Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42438
Registrant Name	COINCHECK GROUP N.V.
Entity Address, Address Line One	Nieuwezijds Voorburgwal
Entity Address, Address Line Two	162
Entity Address, Postal Zip Code	1012 SJ
Entity Address, City or Town	Amsterdam
Contact Personnel Email Address	coincheckIR@icrinc.com
Entity Common Stock, Shares Outstanding	130,814,526
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Amendment Flag	false
Central Index Key	0001913847
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	P7
Entity Address, Country	NL
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value €0.01 per share
Trading Symbol	CNCK
Security Exchange Name	NASDAQ
Exercisable Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable to purchase one ordinary share at an exercise price of $11.50 per share
Trading Symbol	CNCKW
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Nieuwezijds Voorburgwal
Entity Address, Address Line Two	162
Entity Address, Postal Zip Code	1012 SJ
Entity Address, City or Town	Amsterdam
Contact Personnel Name	Jason Sandberg
Country Region	+31
City Area Code	20
Local Phone Number	522-2555
Entity Address, Country	NL